American Funds Strategic Bond FundSM
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 91.04% U.S. Treasury bonds & notes 36.29% U.S. Treasury 18.72%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$200,000	$200,082
U.S. Treasury 1.50% 2022	4,000	4,049
U.S. Treasury 1.50% 2024	97	100
U.S. Treasury 2.25% 2024	1,224	1,281
U.S. Treasury 0.50% 2025[1]	144,338	143,582
U.S. Treasury 1.625% 2026	385	397
U.S. Treasury 1.75% 2026	24,924	25,850
U.S. Treasury 1.875% 2026	2,093	2,185
U.S. Treasury 1.875% 2026	566	591
U.S. Treasury 1.25% 2028[1]	30,001	29,989
U.S. Treasury 3.125% 2028	205	230
U.S. Treasury 1.25% 2031	84,320	82,285
U.S. Treasury 4.375% 2039[1]	209,700	290,479
U.S. Treasury 1.125% 2040	45,000	38,711
U.S. Treasury 1.75% 2041[1]	449,982	429,875
U.S. Treasury 1.875% 2041	268,000	262,072
U.S. Treasury 2.25% 2041	98,018	101,891
U.S. Treasury 1.375% 2050[1]	62,700	52,890
U.S. Treasury 1.625% 2050[1]	66,000	59,272
U.S. Treasury 2.375% 2051	77,828	83,009
		1,808,820
U.S. Treasury inflation-protected securities 17.57%
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	494,399	535,327
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	300,101	329,391
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	194,312	213,997
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	3,463	3,900
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	561,814	615,390
		1,698,005
Total U.S. Treasury bonds & notes		3,506,825
Corporate bonds, notes & loans 28.98% Consumer discretionary 4.53%
Affinity Gaming 6.875% 2027[3]	3,000	3,159
Allied Universal Holdco LLC 4.625% 2028[3]	4,720	4,719
Allied Universal Holdco LLC 6.00% 2029[3]	1,915	1,892
Amazon.com, Inc. 1.00% 2026	20,000	19,988
Amazon.com, Inc. 2.10% 2031	20,000	20,272
Amazon.com, Inc. 3.10% 2051	10,000	10,474
Atlas LuxCo 4 SARL 4.625% 2028[3]	3,605	3,598
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,793
Bayerische Motoren Werke AG 2.55% 2031[3]	2,600	2,686
Booking Holdings, Inc. 4.625% 2030	4,000	4,757
Boyd Gaming Corp. 8.625% 2025[3]	3,625	3,933
Boyd Gaming Corp. 4.75% 2027	2,300	2,373
American Funds Strategic Bond Fund — Page 1 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Boyd Gaming Corp. 4.75% 2031[3]	$9,565	$9,876
Burger King Corp. 5.75% 2025[3]	3,200	3,364
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,946
Caesars Entertainment, Inc. 4.625% 2029[3]	2,455	2,489
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,855
Carnival Corp. 11.50% 2023[3]	918	1,026
Carnival Corp. 10.50% 2026[3]	4,380	5,087
Carnival Corp. 5.75% 2027[3]	5,000	5,175
Carnival Corp. 4.00% 2028[3]	11,000	11,124
Carvana Co. 5.50% 2027[3]	3,275	3,347
CEC Entertainment, Inc. 6.75% 2026[3]	3,770	3,784
Everi Holdings, Inc. 5.00% 2029[3]	9,000	9,233
Fertitta Entertainment, Inc. 6.75% 2024[3]	5,435	5,449
Ford Motor Credit Company LLC 2.70% 2026	6,995	7,018
Ford Motor Credit Company LLC 4.00% 2030	5,725	5,961
Full House Resorts, Inc. 8.25% 2028[3]	1,835	1,975
General Motors Company 6.80% 2027	1,882	2,352
Grupo Axo, SAPI de CV, 5.75% 2026[3]	4,450	4,568
Hanesbrands, Inc. 5.375% 2025[3]	1,411	1,479
Hilton Grand Vacations Borrower 5.00% 2029[3]	10,865	11,096
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]	4,485	4,558
Home Depot, Inc. 2.95% 2029	1,435	1,550
International Game Technology PLC 5.25% 2029[3]	5,600	5,992
Marriott International, Inc. 5.75% 2025	129	148
Marriott International, Inc. 2.85% 2031	13,790	13,978
Marriott International, Inc. 2.75% 2033	1,915	1,874
McDonald’s Corp. 3.625% 2049	979	1,069
McDonald’s Corp. 4.20% 2050	2,259	2,697
Melco International Development, Ltd. 5.375% 2029[3]	9,925	10,104
MercadoLibre, Inc. 2.375% 2026	4,255	4,191
MercadoLibre, Inc. 3.125% 2031	1,275	1,232
MGM Growth Properties LLC 3.875% 2029[3]	6,800	7,250
MGM Resorts International 6.00% 2023	1,900	2,011
MGM Resorts International 6.75% 2025	3,500	3,692
Mohegan Gaming & Entertainment 8.00% 2026[3]	20,000	20,872
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[4,5]	2,130	2,133
NCL Corp., Ltd. 5.875% 2026[3]	5,600	5,748
Nordstrom, Inc. 4.25% 2031	6,000	6,084
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[3]	7,115	8,176
Party City Holdings, Inc. 6.625% 2026[3]	560	463
Party City Holdings, Inc. 8.75% 2026[3]	6,210	6,505
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[4,5]	4,964	4,868
Premier Entertainment Sub LLC 5.625% 2029[3]	15,000	15,170
Premier Entertainment Sub LLC 5.875% 2031[3]	15,000	15,175
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]	975	1,013
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	4,955	5,556
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]	11,500	11,279
Royal Caribbean Cruises, Ltd. 5.50% 2028[3]	5,000	5,121
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,600	5,744
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[3]	3,195	3,447
Sands China, Ltd. 5.40% 2028	3,250	3,593
Scientific Games Corp. 8.25% 2026[3]	4,045	4,298
Stellantis Finance US, Inc. 1.711% 2027[3]	18,350	18,300
Stellantis Finance US, Inc. 2.691% 2031[3]	15,100	14,963
American Funds Strategic Bond Fund — Page 2 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.375% 2030	$2,865	$3,179
Universal Entertainment Corp. 8.50% 2024[3]	5,500	5,741
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[3]	955	990
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	7,860	8,341
Viking Cruises, Ltd. 13.00% 2025[3]	1,810	2,086
Wheel Pros, Inc. 6.50% 2029[3]	2,185	2,117
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	3,491
Wynn Resorts, Ltd. 7.75% 2025[3]	775	819
Wynn Resorts, Ltd. 5.125% 2029[3]	6,100	6,153
YUM! Brands, Inc. 7.75% 2025[3]	2,003	2,144
		437,763
Energy 4.32%
AI Candelaria (Spain), SLU 5.75% 2033[3]	2,990	2,977
Apache Corp. 4.625% 2025	5,395	5,806
Apache Corp. 4.25% 2030	495	534
Apache Corp. 5.35% 2049	350	389
Canadian Natural Resources, Ltd. 2.95% 2023	325	334
Canadian Natural Resources, Ltd. 3.85% 2027	2,000	2,189
Canadian Natural Resources, Ltd. 2.95% 2030	6,455	6,691
Cenovus Energy, Inc. 5.375% 2025	1,095	1,248
Cenovus Energy, Inc. 5.25% 2037	523	624
Cenovus Energy, Inc. 5.40% 2047	364	447
Cheniere Energy Partners LP 4.00% 2031[3]	4,790	5,022
Cheniere Energy, Inc. 3.70% 2029	4,974	5,401
Chesapeake Energy Corp. 5.50% 2026[3]	1,800	1,883
Chesapeake Energy Corp. 5.875% 2029[3]	1,550	1,658
Chevron Corp. 2.236% 2030	3,290	3,375
Chevron Corp. 3.078% 2050	1,181	1,224
Comstock Resources, Inc. 5.875% 2030[3]	3,015	3,140
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[3]	7,000	7,317
Diamondback Energy, Inc. 4.75% 2025	6,700	7,488
DT Midstream, Inc. 4.375% 2031[3]	9,905	10,215
Enbridge Energy Partners LP 5.875% 2025	155	181
Enbridge Energy Partners LP 7.375% 2045	318	504
Enbridge, Inc. 3.40% 2051	2,564	2,589
Energean Israel Finance, Ltd. 4.50% 2024[3]	2,395	2,449
Energean Israel Finance, Ltd. 5.875% 2031[3]	2,765	2,846
Energy Transfer Operating LP 2.90% 2025	3,201	3,357
Energy Transfer Operating LP 3.75% 2030	6,403	6,923
Energy Transfer Partners LP 6.125% 2045	1,170	1,491
Energy Transfer Partners LP 5.30% 2047	647	759
Energy Transfer Partners LP 6.00% 2048	352	447
Energy Transfer Partners LP 6.25% 2049	1,000	1,316
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	9,000	9,395
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]	2,700	2,636
Enterprise Products Operating LLC 2.80% 2030	1,319	1,379
Enterprise Products Operating LLC 3.20% 2052	1,697	1,646
EQM Midstream Partners LP 6.00% 2025[3]	7,200	7,902
EQM Midstream Partners LP 6.50% 2027[3]	3,620	4,076
EQM Midstream Partners LP 4.50% 2029[3]	2,555	2,654
EQM Midstream Partners LP 4.75% 2031[3]	2,850	2,968
American Funds Strategic Bond Fund — Page 3 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 6.625% 2025[6]	$2,000	$2,292
EQT Corp. 3.90% 2027	2,500	2,709
EQT Corp. 5.00% 2029	980	1,105
EQT Corp. 3.625% 2031[3]	3,015	3,145
Equinor ASA 3.70% 2050	1,217	1,402
Exxon Mobil Corp. 4.227% 2040	1,200	1,426
Exxon Mobil Corp. 3.452% 2051	1,229	1,309
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	4,556
Guara Norte SARL 5.198% 2034[3]	10,416	10,485
Hilcorp Energy I, LP 5.75% 2029[3]	1,285	1,322
Hilcorp Energy I, LP 6.00% 2031[3]	865	890
Kinder Morgan, Inc. 2.00% 2031	5,000	4,823
Kinder Morgan, Inc. 5.20% 2048	1,044	1,306
Kinder Morgan, Inc. 3.25% 2050	3,345	3,233
Leviathan Bond, Ltd. 5.75% 2023[3]	3,410	3,555
Leviathan Bond, Ltd. 6.75% 2030[3]	3,245	3,603
Magellan Midstream Partners LP 3.95% 2050	12,500	13,301
Marathon Oil Corp. 4.40% 2027	1,175	1,321
MPLX LP 1.75% 2026	5,933	5,973
MPLX LP 2.65% 2030	6,409	6,436
MPLX LP 5.50% 2049	1,750	2,222
Murphy Oil Corp. 5.875% 2027	1,965	2,048
MV24 Capital BV 6.748% 2034	6,974	7,376
MV24 Capital BV 6.748% 2034[3]	1,340	1,417
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]	2,775	2,860
New Fortress Energy, Inc. 6.50% 2026[3]	6,985	6,688
NGL Energy Operating LLC 7.50% 2026[3]	12,925	13,186
NGPL PipeCo LLC 3.25% 2031[3]	10,714	10,986
Oasis Petroleum, Inc. 6.375% 2026[3]	1,460	1,532
Occidental Petroleum Corp. 3.50% 2029	2,236	2,277
ONEOK, Inc. 5.85% 2026	6,334	7,436
ONEOK, Inc. 4.00% 2027	395	438
ONEOK, Inc. 4.55% 2028	130	148
ONEOK, Inc. 4.35% 2029	230	260
ONEOK, Inc. 3.10% 2030	1,788	1,868
ONEOK, Inc. 6.35% 2031	6,154	7,887
ONEOK, Inc. 4.95% 2047	402	476
ONEOK, Inc. 5.20% 2048	4,988	6,050
ONEOK, Inc. 7.15% 2051	2,610	3,789
Petrobras Global Finance Co. 6.75% 2050	5,680	6,183
Petróleos Mexicanos 6.875% 2025[3]	25,000	27,406
Petróleos Mexicanos 4.50% 2026	2,188	2,203
Petróleos Mexicanos 6.50% 2029	305	314
Petróleos Mexicanos 6.84% 2030	5,821	6,020
Petróleos Mexicanos 5.95% 2031	625	607
Petróleos Mexicanos 7.69% 2050	2,300	2,181
Petrorio Luxembourg SARL 6.125% 2026[3]	6,090	6,142
Pioneer Natural Resources Company 1.90% 2030	6,555	6,277
Qatar Petroleum 2.25% 2031[3]	12,460	12,357
Qatar Petroleum 3.30% 2051[3]	5,855	5,925
Range Resources Corp. 9.25% 2026	4,000	4,365
Rattler Midstream Partners LP 5.625% 2025[3]	1,165	1,215
Rockcliff Energy II LLC 5.50% 2029[3]	2,050	2,083
SA Global Sukuk, Ltd. 2.694% 2031[3]	9,860	9,963
American Funds Strategic Bond Fund — Page 4 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 4.50% 2030	$6,850	$7,900
SM Energy Co. 6.50% 2028	1,350	1,399
Southwestern Energy Co. 8.375% 2028	1,035	1,174
Southwestern Energy Co. 5.375% 2030	8,780	9,487
Sunoco Logistics Operating Partners LP 5.40% 2047	1,090	1,301
Sunoco LP 4.50% 2029	2,595	2,635
Targa Resources Partners LP 5.375% 2027	5,400	5,602
Targa Resources Partners LP 4.875% 2031	3,290	3,553
Teekay Corp. 9.25% 2022[3]	790	815
TransCanada PipeLines, Ltd. 4.10% 2030	3,057	3,470
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]	3,970	4,144
Western Midstream Operating, LP 4.35% 2025[6]	1,532	1,619
Western Midstream Operating, LP 5.30% 2030[6]	1,101	1,218
Western Midstream Operating, LP 6.50% 2050[6]	2,539	2,992
		417,166
Financials 4.16%
Advisor Group Holdings, LLC 6.25% 2028[3]	2,500	2,625
AG Merger Sub II, Inc. 10.75% 2027[3]	2,500	2,766
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	3,000	3,109
Aretec Escrow Issuer, Inc. 7.50% 2029[3]	4,135	4,265
Arthur J. Gallagher & Co. 3.50% 2051	5,758	6,176
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[4,5]	3,535	3,544
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,874
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	5,000	5,106
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	11,400	10,975
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	16,500	16,276
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[6]	10,482	10,680
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[6]	4,861	4,665
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[6]	8,250	8,091
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,6]	7,975	7,906
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	4,375	4,647
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]	3,550	4,101
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	12,513	12,645
Coinbase Global, Inc. 3.375% 2028[3]	11,300	10,872
Coinbase Global, Inc. 3.625% 2031[3]	10,125	9,638
Commonwealth Bank of Australia 2.688% 2031[3]	6,975	6,958
Compass Diversified Holdings 5.25% 2029[3]	5,280	5,531
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,6]	10,225	11,459
Danske Bank AS 3.875% 2023[3]	4,600	4,868
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]	1,995	2,045
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	9,425	9,578
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[6]	8,875	9,012
FS Energy and Power Fund 7.50% 2023[3]	4,098	4,257
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	1,070	1,185
Goldman Sachs Group, Inc. 2.60% 2030	7,915	8,151
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	17,185	17,404
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[6]	8,858	9,165
Hightower Holding, LLC 6.75% 2029[3]	3,380	3,469
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.275% 2022[5]	433	404
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 0.185%) 1.979% 2022[5]	1,046	1,019
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.253% 2023[5]	2,483	2,287
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.463% 2023[5]	2,055	1,873
American Funds Strategic Bond Fund — Page 5 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[5]	$2,993	$2,604
Huarong Finance 2017 Co., Ltd. 4.75% 2027	2,024	1,913
Huarong Finance II Co., Ltd. 5.00% 2025	2,702	2,641
Huarong Finance II Co., Ltd. 5.50% 2025	3,056	3,033
Huarong Finance II Co., Ltd. 4.625% 2026	1,072	1,026
Huarong Finance II Co., Ltd. 4.875% 2026	476	461
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,472
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	10,000	10,246
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	3,816	3,895
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	9,675	9,340
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	9,139	9,273
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[6]	3,600	3,663
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	5,000	5,039
Ladder Capital Corp. 4.25% 2027[3]	6,000	5,948
LPL Holdings, Inc. 4.625% 2027[3]	1,505	1,563
LPL Holdings, Inc. 4.00% 2029[3]	3,900	4,011
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	3,675	3,852
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	3,159	3,170
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	17,686	17,393
Mozart Debt Merger Sub, Inc. 3.875% 2029[3]	5,000	5,000
Mozart Debt Merger Sub, Inc. 5.25% 2029[3]	8,000	8,000
National Australia Bank, Ltd. 2.99% 2031[3]	17,000	17,215
National Financial Partners Corp. 6.875% 2028[3]	3,685	3,768
Navient Corp. 5.625% 2033	3,350	3,192
Toronto-Dominion Bank 2.00% 2031	20,000	19,669
Travelers Companies, Inc. 2.55% 2050	361	346
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[3,6]	5,375	5,443
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	2,850	2,969
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]	1,650	1,772
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[6]	4,114	4,206
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	2,200	2,957
		401,706
Health care 3.30%
AbbVie, Inc. 2.60% 2024	3,800	3,996
AbbVie, Inc. 2.95% 2026	2,516	2,696
AbbVie, Inc. 4.25% 2049	1,312	1,556
AmerisourceBergen Corp. 2.70% 2031	9,250	9,468
AstraZeneca Finance LLC 1.75% 2028	13,095	13,181
AstraZeneca Finance LLC 2.25% 2031	1,020	1,037
AstraZeneca PLC 3.375% 2025	3,600	3,930
Avantor Funding, Inc. 4.625% 2028[3]	5,785	6,096
Banner Health 1.897% 2031	7,500	7,457
Banner Health 2.913% 2051	10,000	10,054
Bausch Health Companies, Inc. 9.25% 2026[3]	6,930	7,410
Bausch Health Companies, Inc. 5.00% 2029[3]	5,100	4,757
Baylor Scott & White Holdings 0.827% 2025	5,463	5,341
Baylor Scott & White Holdings 1.777% 2030	19,087	18,728
Centene Corp. 4.25% 2027	3,335	3,495
Centene Corp. 2.45% 2028	24,165	24,316
Centene Corp. 4.625% 2029	2,990	3,262
Centene Corp. 3.00% 2030	3,625	3,720
American Funds Strategic Bond Fund — Page 6 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 2.625% 2031	$6,580	$6,544
Change Healthcare Holdings, LLC 5.75% 2025[3]	9,000	9,079
Charles River Laboratories International, Inc. 3.75% 2029[3]	1,545	1,580
Charles River Laboratories International, Inc. 4.00% 2031[3]	2,615	2,743
Cigna Corp. 2.40% 2030	1,735	1,765
Cigna Corp. 2.375% 2031	13,586	13,721
Community Health Systems, Inc. 5.625% 2027[3]	2,920	3,061
Community Health Systems, Inc. 6.00% 2029[3]	3,690	3,916
CVS Health Corp. 1.75% 2030	1,865	1,789
CVS Health Corp. 3.75% 2030	2,135	2,373
CVS Health Corp. 4.25% 2050	1,064	1,255
Emergent BioSolutions, Inc. 3.875% 2028[3]	935	910
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[3]	4,300	3,082
Endo International PLC 5.875% 2024[3]	625	614
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[3]	2,725	2,729
HCA, Inc. 3.50% 2030	3,300	3,499
HCA, Inc. 5.25% 2049	2,300	2,941
Jaguar Holding Co. II 5.00% 2028[3]	4,000	4,311
Jazz Securities DAC 4.375% 2029[3]	2,990	3,102
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,630
Molina Healthcare, Inc. 4.375% 2028[3]	8,290	8,635
Molina Healthcare, Inc. 3.875% 2030[3]	1,665	1,742
Organon Finance 1 LLC 4.125% 2028[3]	5,545	5,663
Par Pharmaceutical, Inc. 7.50% 2027[3]	3,000	3,060
Radiology Partners, Inc. 9.25% 2028[3]	665	716
Summa Health 3.511% 2051	9,945	10,467
Sutter Health 1.321% 2025	6,000	6,025
Syneos Health, Inc. 3.625% 2029[3]	1,930	1,927
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,428
Tenet Healthcare Corp. 7.50% 2025[3]	3,000	3,187
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	4,279
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	3,050
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	4,563
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	6,017
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,916
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,999
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	4,461
Teva Pharmaceutical Finance Co. BV 4.10% 2046	5,000	4,319
UnitedHealth Group, Inc. 2.30% 2031	12,724	12,992
UnitedHealth Group, Inc. 3.25% 2051	14,216	15,059
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	747
West Virginia United Health System Obligated Group 3.129% 2050	2,775	2,814
Zoetis, Inc. 2.00% 2030	7,000	6,941
		319,151
Industrials 3.17%
Allison Transmission Holdings, Inc. 3.75% 2031[3]	4,575	4,455
American Airlines, Inc. 5.75% 2029[3]	8,000	8,630
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[4,5]	9,000	9,005
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[4,5]	1,110	1,131
Avis Budget Car Rental, LLC 5.75% 2027[3]	5,340	5,576
Avis Budget Group, Inc. 5.375% 2029[3]	4,030	4,265
Boeing Company 4.875% 2025	162	180
Boeing Company 5.15% 2030	22,866	26,851
American Funds Strategic Bond Fund — Page 7 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Company 3.625% 2031	$7,848	$8,407
Boeing Company 3.60% 2034	1,460	1,527
Bombardier, Inc. 7.125% 2026[3]	7,405	7,785
Bombardier, Inc. 7.875% 2027[3]	3,000	3,114
Bombardier, Inc. 6.00% 2028[3]	4,180	4,233
Burlington Northern Santa Fe LLC 3.30% 2051	13,321	14,381
BWX Technologies, Inc. 4.125% 2028[3]	4,760	4,891
Canadian Pacific Railway, Ltd. 2.05% 2030	2,000	1,978
Carrier Global Corp. 2.242% 2025	943	977
Carrier Global Corp. 2.493% 2027	780	816
Carrier Global Corp. 3.377% 2040	1,028	1,080
Carrier Global Corp. 3.577% 2050	893	950
Clarivate Science Holdings Corp. 3.875% 2028[3]	2,525	2,528
Clarivate Science Holdings Corp. 4.875% 2029[3]	3,325	3,336
CoreLogic, Inc. 4.50% 2028[3]	14,000	13,930
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[4,5]	3,375	3,459
CP Atlas Buyer, Inc. 7.00% 2028[3]	950	954
CSX Corp. 2.40% 2030	2,228	2,291
CSX Corp. 3.80% 2050	546	621
Dun & Bradstreet Corp. 6.875% 2026[3]	865	908
Dun & Bradstreet Corp. 10.25% 2027[3]	3,816	4,111
F-Brasile SpA 7.375% 2026[3]	526	543
General Dynamics Corp. 2.25% 2031	8,576	8,788
General Electric Co. 3.625% 2030	9,010	10,019
GFL Environmental, Inc. 3.75% 2025[3]	7,700	7,931
PM General Purchaser LLC 9.50% 2028[3]	9,000	9,516
Rolls-Royce PLC 5.75% 2027[3]	10,265	11,356
Roper Technologies, Inc. 1.75% 2031	23,000	21,951
SkyMiles IP, Ltd. 4.50% 2025[3]	4,500	4,816
SkyMiles IP, Ltd. 4.75% 2028[3]	2,760	3,079
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[4,5]	3,000	3,194
SRS Distribution, Inc. 4.625% 2028[3]	3,655	3,733
TransDigm, Inc. 6.25% 2026[3]	3,000	3,131
TransDigm, Inc. 5.50% 2027	5,000	5,144
TransDigm, Inc. 4.875% 2029	1,990	1,997
Uber Technologies, Inc. 8.00% 2026[3]	1,400	1,481
Union Pacific Corp. 2.375% 2031	26,768	27,440
Union Pacific Corp. 2.95% 2052	7,798	7,760
Union Pacific Corp. 3.95% 2059	3,000	3,517
United Airlines Holdings, Inc. 6.50% 2027[3]	3,905	4,251
United Airlines, Inc. 4.375% 2026[3]	3,605	3,704
United Airlines, Inc. 4.625% 2029[3]	2,920	3,021
Vertical Holdco GMBH 7.625% 2028[3]	1,400	1,498
Vertical U.S. Newco, Inc. 5.25% 2027[3]	2,625	2,754
WESCO Distribution, Inc. 7.125% 2025[3]	5,835	6,234
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	6,747
		305,975
Communication services 2.35%
AT&T, Inc. 4.35% 2029	1,250	1,434
AT&T, Inc. 2.25% 2032	5,000	4,872
AT&T, Inc. 3.30% 2052	3,000	2,911
AT&T, Inc. 3.50% 2053	19,942	19,776
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,303
American Funds Strategic Bond Fund — Page 8 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	$13,500	$13,751
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[3]	7,875	8,024
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	8,725	8,654
Consolidated Communications, Inc. 5.00% 2028[3]	2,800	2,895
Embarq Corp. 7.995% 2036	1,250	1,343
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	5,076
Frontier Communications Corp. 5.00% 2028[3]	5,125	5,388
Lamar Media Corp. 4.875% 2029	3,600	3,821
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	1,285
Midas OpCo Holdings LLC 5.625% 2029[3]	5,810	6,019
Netflix, Inc. 3.625% 2025[3]	2,225	2,367
Netflix, Inc. 5.875% 2028	3,575	4,385
News Corp. 3.875% 2029[3]	3,725	3,832
Sinclair Television Group, Inc. 4.125% 2030[3]	4,525	4,429
Sirius XM Radio, Inc. 4.00% 2028[3]	7,600	7,738
Sirius XM Radio, Inc. 3.875% 2031[3]	10,575	10,344
Sprint Corp. 6.875% 2028	2,100	2,691
Sprint Corp. 8.75% 2032	12,000	17,941
T-Mobile US, Inc. 2.625% 2029	5,875	5,944
T-Mobile US, Inc. 2.55% 2031	11,000	11,046
T-Mobile US, Inc. 2.875% 2031	4,875	4,923
T-Mobile US, Inc. 3.00% 2041	2,753	2,667
T-Mobile US, Inc. 3.40% 2052[3]	7,214	7,050
Univision Communications, Inc. 6.625% 2027[3]	7,100	7,721
Univision Communications, Inc. 4.50% 2029[3]	6,750	6,868
Verizon Communications, Inc. 2.55% 2031	12,200	12,358
Verizon Communications, Inc. 3.55% 2051	20,000	21,119
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	5,136
Ziggo Bond Finance BV 4.875% 2030[3]	1,425	1,471
		227,582
Information technology 1.99%
Analog Devices, Inc. 1.70% 2028	2,367	2,373
Analog Devices, Inc. 2.10% 2031	6,734	6,754
Apple, Inc. 2.375% 2041	12,110	11,644
Apple, Inc. 2.65% 2051	12,110	11,602
Black Knight, Inc. 3.625% 2028[3]	4,330	4,357
BMC Software, Inc. 7.125% 2025[3]	2,770	2,960
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[4,5]	8,575	8,680
Booz Allen Hamilton, Inc. 3.875% 2028[3]	2,585	2,653
Booz Allen Hamilton, Inc. 4.00% 2029[3]	1,685	1,729
Broadcom, Inc. 4.75% 2029	6,000	6,895
Broadcom, Inc. 2.45% 2031[3]	8,307	8,051
Broadcom, Inc. 2.60% 2033[3]	8,550	8,221
Broadcom, Inc. 3.419% 2033[3]	8,000	8,288
Broadcom, Inc. 3.187% 2036[3]	5,996	5,989
Broadcom, Inc. 3.50% 2041[3]	6,686	6,616
Broadcom, Inc. 3.75% 2051[3]	3,441	3,441
Dell International LLC / EMC Corp. 8.35% 2046	9,696	15,756
Diebold Nixdorf, Inc. 9.375% 2025[3]	5,375	5,889
Fidelity National Information Services, Inc. 3.10% 2041	1,446	1,467
Fiserv, Inc. 3.50% 2029	2,025	2,206
International Business Machines Corp. 2.95% 2050	2,830	2,793
MoneyGram International, Inc. 5.375% 2026[3]	5,350	5,437
American Funds Strategic Bond Fund — Page 9 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 2.875% 2031	$12,487	$12,859
Oracle Corp. 3.60% 2050	5,000	5,016
Oracle Corp. 3.95% 2051	6,167	6,516
ServiceNow, Inc. 1.40% 2030	3,410	3,201
SK hynix, Inc. 1.50% 2026[3]	5,841	5,768
SK hynix, Inc. 2.375% 2031[3]	2,979	2,894
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[4,5]	4,703	4,718
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[4,5]	50	51
Unisys Corp. 6.875% 2027[3]	2,675	2,926
VeriSign, Inc. 2.70% 2031	2,291	2,331
Veritas Holdings, Ltd. 7.50% 2025[3]	11,710	12,193
		192,274
Materials 1.92%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	2,069
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,324
Anglo American Capital PLC 5.375% 2025[3]	919	1,039
Anglo American Capital PLC 5.625% 2030[3]	6,000	7,245
Ardagh Packaging Finance 5.25% 2025[3]	1,887	1,973
Axalta Coating Systems LLC 4.75% 2027[3]	4,000	4,175
Ball Corp. 2.875% 2030	14,060	13,665
Braskem Idesa SAPI 7.45% 2029[3]	3,573	3,794
Braskem Idesa SAPI 7.45% 2029	3,000	3,186
Braskem SA 5.875% 2050[3]	2,700	3,075
Cleveland-Cliffs, Inc. 9.875% 2025[3]	643	739
Consolidated Energy Finance SA 6.50% 2026[3]	2,235	2,317
CVR Partners LP 9.25% 2023[3]	2,670	2,681
CVR Partners LP 6.125% 2028[3]	5,290	5,554
Dow Chemical Co. 5.55% 2048	1,800	2,502
First Quantum Minerals, Ltd. 6.50% 2024[3]	2,850	2,889
First Quantum Minerals, Ltd. 6.875% 2026[3]	800	833
First Quantum Minerals, Ltd. 6.875% 2027[3]	6,500	6,882
FXI Holdings, Inc. 7.875% 2024[3]	2,000	2,042
FXI Holdings, Inc. 12.25% 2026[3]	3,781	4,298
Hexion, Inc. 7.875% 2027[3]	5,629	6,016
International Flavors & Fragrances, Inc. 2.30% 2030[3]	15,800	15,676
LSB Industries, Inc. 9.625% 2023[3]	12,163	12,681
LSB Industries, Inc. 6.25% 2028[3]	5,440	5,494
LYB International Finance III, LLC 2.25% 2030	8,415	8,429
LYB International Finance III, LLC 4.20% 2050	2,800	3,195
LYB International Finance III, LLC 3.625% 2051	8,366	8,812
Mercer International, Inc. 5.125% 2029	3,195	3,267
Methanex Corp. 5.125% 2027	3,850	4,168
Newcrest Finance Pty, Ltd. 3.25% 2030[3]	2,719	2,892
Newcrest Finance Pty, Ltd. 4.20% 2050[3]	1,807	2,073
Nova Chemicals Corp. 5.25% 2027[3]	6,050	6,364
Olin Corp. 5.00% 2030	4,500	4,764
SCIH Salt Holdings, Inc. 4.875% 2028[3]	7,835	7,884
Tronox, Ltd. 4.625% 2029[3]	9,435	9,400
Unifrax Escrow Issuer Corp. 5.25% 2028[3]	4,095	4,151
Unifrax Escrow Issuer Corp. 7.50% 2029[3]	2,060	2,114
Valvoline, Inc. 3.625% 2031[3]	3,665	3,624
Warrior Met Coal, Inc. 8.00% 2024[3]	411	418
American Funds Strategic Bond Fund — Page 10 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 5.00% 2046	$1,095	$1,355
Westlake Chemical Corp. 4.375% 2047	230	263
		185,322
Consumer staples 1.43%
7-Eleven, Inc. 0.95% 2026[3]	6,625	6,509
7-Eleven, Inc. 1.30% 2028[3]	1,890	1,818
7-Eleven, Inc. 1.80% 2031[3]	12,000	11,436
7-Eleven, Inc. 2.50% 2041[3]	12,000	11,037
7-Eleven, Inc. 2.80% 2051[3]	10,835	10,029
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	7,494
Altria Group, Inc. 3.40% 2030	1,572	1,664
Altria Group, Inc. 5.95% 2049	4,889	6,201
Altria Group, Inc. 3.70% 2051	9,080	8,566
Anheuser-Busch InBev NV 4.75% 2029	80	94
Anheuser-Busch InBev NV 4.60% 2048	5,305	6,345
British American Tobacco PLC 4.906% 2030	5,000	5,728
British American Tobacco PLC 2.726% 2031	5,000	4,928
British American Tobacco PLC 4.39% 2037	1,050	1,129
British American Tobacco PLC 4.54% 2047	1,650	1,712
British American Tobacco PLC 4.758% 2049	1,010	1,094
Central Garden & Pet Co. 4.125% 2031[3]	2,365	2,405
InRetail Consumer 3.25% 2028	300	301
JBS Investments GMBH II 5.75% 2028[3]	2,901	3,052
Kraft Heinz Company 3.00% 2026	2,567	2,705
Kraft Heinz Company 3.875% 2027	2,236	2,443
Kraft Heinz Company 4.25% 2031	1,453	1,644
Kraft Heinz Company 5.50% 2050	1,177	1,556
Kronos Acquisition Holdings, Inc. 7.00% 2027[3]	5,000	4,799
MARB BondCo PLC 3.95% 2031[3]	3,086	2,952
NBM US Holdings, Inc. 6.625% 2029[3]	4,100	4,510
Philip Morris International, Inc. 1.75% 2030	6,736	6,493
Post Holdings, Inc. 5.50% 2029[3]	4,000	4,245
Post Holdings, Inc. 4.625% 2030[3]	4,000	4,036
Post Holdings, Inc. 4.50% 2031[3]	10,920	10,804
Reynolds American, Inc. 5.85% 2045	105	126
		137,855
Real estate 1.02%
American Tower Corp. 2.70% 2031	4,584	4,690
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	4,075	4,137
Equinix, Inc. 2.625% 2024	2,226	2,332
Equinix, Inc. 2.90% 2026	883	937
Equinix, Inc. 1.55% 2028	1,635	1,599
Equinix, Inc. 2.00% 2028	4,765	4,757
Equinix, Inc. 3.20% 2029	798	847
Equinix, Inc. 2.50% 2031	8,771	8,837
Equinix, Inc. 3.40% 2052	4,370	4,456
Fibra SOMA 4.375% 2031[3]	7,079	6,883
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	2,150
Howard Hughes Corp. 5.375% 2028[3]	3,900	4,114
Howard Hughes Corp. 4.375% 2031[3]	4,025	4,054
Iron Mountain, Inc. 5.00% 2028[3]	4,000	4,174
Iron Mountain, Inc. 4.50% 2031[3]	2,495	2,534
American Funds Strategic Bond Fund — Page 11 of 26

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson Holdings, Inc. 4.75% 2029	$2,325	$2,369
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,355
Public Storage 1.85% 2028	7,071	7,171
Public Storage 2.30% 2031	6,603	6,694
Sun Communities Operating LP 2.30% 2028	4,193	4,203
Sun Communities Operating LP 2.70% 2031	14,919	15,091
Xenia Hotels & Resorts, Inc. 4.875% 2029[3]	4,350	4,473
		98,857
Utilities 0.79%
AEP Transmission Co. LLC 3.65% 2050	725	812
AES Corp. 2.45% 2031	7,500	7,407
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,942
Alfa Desarrollo SpA 4.55% 2051[3]	5,895	5,758
Berkshire Hathaway Energy Company 2.85% 2051	968	927
Consumers Energy Co. 3.10% 2050	857	888
Edison International 3.125% 2022	2,800	2,871
Edison International 3.55% 2024	2,200	2,334
Edison International 4.95% 2025	425	468
Edison International 4.125% 2028	2,165	2,310
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	475	566
Exelon Corp. 4.05% 2030	1,950	2,211
Exelon Corp. 4.70% 2050	750	949
FirstEnergy Corp. 4.40% 2027[6]	6,150	6,752
FirstEnergy Corp. 2.65% 2030	3,712	3,703
Pacific Gas and Electric Co. 2.95% 2026	355	365
Pacific Gas and Electric Co. 3.15% 2026	104	107
Pacific Gas and Electric Co. 3.30% 2027	304	313
Pacific Gas and Electric Co. 3.30% 2027	144	150
Pacific Gas and Electric Co. 4.65% 2028	141	154
Pacific Gas and Electric Co. 4.55% 2030	1,000	1,082
Pacific Gas and Electric Co. 2.50% 2031	6,035	5,749
Pacific Gas and Electric Co. 3.25% 2031	3,350	3,342
Pacific Gas and Electric Co. 3.50% 2050	7,250	6,608
PG&E Corp. 5.00% 2028	1,995	2,035
PG&E Corp. 5.25% 2030	1,485	1,522
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,409
Southern California Edison Co. 2.85% 2029	1,100	1,142
Southern California Edison Co. 3.65% 2050	930	952
Southern California Edison Co., Series C, 3.60% 2045	1,009	1,022
Southern California Gas Company 2.55% 2030	875	899
Talen Energy Corp. 7.25% 2027[3]	845	799
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]	4,855	5,007
		76,555
Total corporate bonds, notes & loans		2,800,206
Bonds & notes of governments & government agencies outside the U.S. 10.32%
Angola (Republic of) 9.50% 2025	5,570	6,148
Angola (Republic of) 8.00% 2029	6,000	6,160
Argentine Republic 1.00% 2029	161	62
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[6]	16,951	5,586
Belarus (Republic of) 5.875% 2026	4,700	4,422
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,665	776
American Funds Strategic Bond Fund — Page 12 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 2055[2]	BRL8,026	$1,707
Chile (Republic of) 3.10% 2061	$21,959	19,850
China (People’s Republic of), Series INBK, 2.85% 2027	CNY104,710	16,221
China (People’s Republic of), Series IMBK, 3.28% 2027	365,910	58,374
China (People’s Republic of), Series INBK, 2.68% 2030	940,070	142,039
China (People’s Republic of), Series INBK, 3.27% 2030	235,310	37,417
China (People’s Republic of), Series INBK, 3.81% 2050	251,290	41,282
China (People’s Republic of), Series INBK, 3.72% 2051	351,460	57,470
China Development Bank Corp., Series 2004, 3.43% 2027	95,810	15,064
China Development Bank Corp., Series 1805, 4.04% 2028	383,170	62,026
China Development Bank Corp., Series 1805, 4.88% 2028	209,020	35,336
Costa Rica (Republic of) 4.375% 2025	$2,966	3,020
Costa Rica (Republic of) 6.125% 2031	9,512	9,786
Costa Rica (Republic of) 6.125% 2031[3]	200	206
Costa Rica (Republic of) 7.00% 2044	2,999	2,969
Costa Rica (Republic of) 7.158% 2045	3,001	3,012
Dominican Republic 5.95% 2027	5,000	5,638
Dominican Republic 4.50% 2030[3]	1,467	1,496
Dominican Republic 5.30% 2041[3]	2,088	2,070
Dominican Republic 5.875% 2060[3]	465	456
European Investment Bank 0.625% 2027	15,310	14,816
Ghana (Republic of) 18.85% 2023	GHS70,000	11,998
Ghana (Republic of) 20.75% 2023	40,000	7,037
Ghana (Republic of) 19.00% 2026	100,000	16,563
Ghana (Republic of) 6.375% 2027[3]	$1,610	1,520
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,544
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,919
Hungary (Republic of) 2.125% 2031[3]	$13,860	13,669
Hungary (Republic of) 3.125% 2051[3]	17,300	17,071
India (Republic of) 7.61% 2030	INR367,000	5,366
India (Republic of) 7.88% 2030	333,000	4,944
Inter-American Development Bank 0.625% 2025	$13,000	12,929
Italy (Republic of) 0.10% 2023[2]	€26,336	31,679
Japan, Series 20, 0.10% 2025[2]	¥510,000	4,666
Japan Bank for International Cooperation 1.25% 2031	$11,352	10,932
Panama (Republic of) 4.50% 2056	1,475	1,610
Peru (Republic of) 2.392% 2026	1,365	1,395
Peru (Republic of) 2.783% 2031	11,165	11,077
Peru (Republic of) 6.15% 2032	PEN389,420	91,461
Peru (Republic of) 2.78% 2060	$17,695	14,983
Philippines (Republic of) 1.648% 2031	13,830	13,193
Philippines (Republic of) 2.65% 2045	7,941	7,281
Romania 3.50% 2034	€995	1,267
Spain (Kingdom of) 1.25% 2030	12,245	15,378
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024	$4,530	2,907
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	220	135
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	4,450	2,728
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	6,460	3,977
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	25,790	15,811
Turkey (Republic of) 5.875% 2031	5,900	5,551
Ukraine 7.375% 2032	5,370	5,511
United Kingdom 0.125% 2041[2]	£2,585	5,664
United Mexican States 3.25% 2030	$2,090	2,145
United Mexican States 2.659% 2031	5,405	5,228
United Mexican States 5.00% 2051	3,290	3,619
American Funds Strategic Bond Fund — Page 13 of 26

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 3.75% 2071	$8,790	$7,617
United Mexican States, Series M20, 10.00% 2024	MXN1,060,000	56,329
United Mexican States, Series M, 7.50% 2027	60,000	2,956
United Mexican States, Series M, 8.00% 2047	496,456	24,268
		997,337
Mortgage-backed obligations 9.52% Federal agency mortgage-backed obligations 4.25%
Government National Mortgage Assn. 2.50% 2051[7,8]	$8,745	9,029
Government National Mortgage Assn. 2.50% 2051[7,8]	6,721	6,926
Uniform Mortgage-Backed Security 2.50% 2051[7,8]	371,027	380,955
Uniform Mortgage-Backed Security 2.50% 2051[7,8]	13,973	14,381
		411,291
Collateralized mortgage-backed obligations (privately originated) 2.66%
Freddie Mac, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[3,5,7]	1,448	1,481
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,7]	1,491	1,499
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,5,7]	871	872
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,5,7]	13,981	14,082
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.986% 2053[3,5,7]	7,191	7,216
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[3,5,7]	2,968	2,973
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,5,7]	42,645	42,691
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[3,5,7]	71,907	71,907
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2055[3,5,7]	17,076	17,024
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2054[3,5,7]	5,150	5,155
VM Fund I, LLC 8.625% 2028[3,9,10]	60,000	58,471
ZH Trust, Series 2021-1, Class A, 2.253% 2027[3,7]	2,536	2,545
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,7]	5,990	6,033
ZH Trust, Series 2021-2, Class B, 3.506% 2027[3,7]	25,000	25,186
		257,135
Commercial mortgage-backed securities 2.61%
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 2031[5,7]	5,000	5,044
Bank Commercial Mortgage Trust, Series 2021-BN34, Class B, 2.754% 2063[5,7]	6,000	6,172
Bank Commercial Mortgage Trust, Series 2021-BN34, Class C, 3.108% 2063[5,7]	3,000	3,060
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 2064[7]	5,750	5,912
Bank Commercial Mortgage Trust, Series 2021-BN36, Class C, 3.308% 2064[5,7]	2,000	2,056
Barclays Commercial Mortgage Securities LLC, Series 2017-C1, Class B, 4.089% 2050[7]	3,564	3,898
Benchmark Mortgage Trust, Series 2021-B27, Class B, 2.355% 2054[7]	2,500	2,475
Benchmark Mortgage Trust, Series 2021-B29, Class B, 2.453% 2054[7]	5,000	4,973
Benchmark Mortgage Trust, Series 2021-B27, Class C, 2.703% 2054[7]	2,000	1,981
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 0.988% 2023[3,5,7]	4,900	4,914
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[3,5,7]	22,871	22,916
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[3,5,7]	22,390	22,437
BX Trust, Series 2021-VOLT, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2036[3,5,7]	10,000	10,024
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.954% 2038[3,5,7]	4,355	4,364
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.184% 2038[3,5,7]	4,671	4,690
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.484% 2038[3,5,7]	12,127	12,169
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.484% 2026[3,5,7]	1,213	1,217
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[5,7]	2,000	2,072
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.288% 2048[5,7]	2,500	2,673
Citigroup Commercial Mortgage Trust, Series 15-GC27, Class C, 4.566% 2048[5,7]	1,489	1,566
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,7]	1,207	1,250
American Funds Strategic Bond Fund — Page 14 of 26

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2013-CR13, Class C, 5.045% 2046[5,7]	$1,000	$1,067
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	655	702
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.285% 2050[3,5,7]	1,000	1,060
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[3,5,7]	4,176	4,195
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[3,5,7]	3,811	3,835
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[3,5,7]	4,877	4,920
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.334% 2038[3,5,7]	9,091	9,224
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[5,7]	7,984	8,537
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,7]	11,522	11,832
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[7]	1,765	1,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[5,7]	10,000	10,302
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.085% 2022[3,5,7,9,10]	6,411	6,411
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297% 2046[5,7]	7,000	7,376
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2038[3,5,7]	1,572	1,579
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.336% 2049[3,5,7]	1,500	1,517
OPG Trust, Series 2021-PORT, Class B, (1-month USD-LIBOR + 0.713%) 0.813% 2036[3,5,7]	10,000	9,917
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,7]	21,061	21,821
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.01% 2036[3,5,7]	9,000	9,003
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.468% 2050[5,7]	4,000	4,221
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65% 2057[5,7]	2,000	2,197
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.709% 2058[5,7]	4,000	4,234
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[5,7]	380	391
		252,007
Total mortgage-backed obligations		920,433
Asset-backed obligations 3.68%
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[3,7]	10,000	10,033
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,7]	8,000	8,679
American Money Management Corp., Series 2014-15A, Class BRR, (3-month USD-LIBOR + 1.80%) 1.926% 2032[3,5,7]	967	968
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[7]	7,032	7,101
Babson CLO, Ltd., Series 2020-1A, Class B, (3-month USD-LIBOR + 1.85%) 1.976% 2032[3,5,7]	5,132	5,132
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,7]	1,002	1,017
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,7]	7,500	7,823
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,7]	7,500	7,913
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[3,7]	4,000	4,080
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,7]	3,862	3,872
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,7]	7,800	7,780
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 2034[3,7]	8,400	8,418
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class B, 3.446% 2046[3,7]	1,914	1,929
BlueMountain Ltd., Series 2019-26A, CLO, Class B, (3-month USD LIBOR + 1.98%) 2.114% 2032[3,5,7]	1,500	1,500
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,7]	5,693	5,695
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]	3,947	4,003
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]	642	644
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]	1,670	1,696
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]	308	312
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]	13,312	13,410
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 2032[3,7]	3,250	3,348
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]	2,544	2,562
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,7]	970	987
American Funds Strategic Bond Fund — Page 15 of 26

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,7]	$1,767	$1,797
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,7]	565	567
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,7]	518	528
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,7]	378	398
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[7]	6,743	6,917
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,7]	645	647
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,7]	1,691	1,710
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,7]	915	949
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,7]	200	215
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	4,670	4,661
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,7]	1,283	1,289
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	5,705	5,877
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,7]	895	919
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,7]	520	553
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	14,087	14,054
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,7]	2,467	2,628
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,7]	5,963	6,010
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,7]	283	283
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 2026[3,7]	2,000	1,996
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 2026[3,7]	6,000	5,991
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,7]	2,108	2,209
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,7]	4,046	4,102
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,7]	1,111	1,130
GoldenTree Loan Management, Series 2019-6A, Class B1, (3-month USD-LIBOR + 1.90%) 2.034% 2033[3,5,7]	1,000	1,002
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]	9,753	9,798
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]	3,660	3,681
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,7]	3,737	3,773
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]	10,573	10,611
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]	3,950	3,984
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,7]	2,477	2,512
KKR Financial CLO, Ltd., Series 2016, Class A2R, (3-month USD-LIBOR + 1.80%) 1.934% 2029[3,5,7]	2,500	2,500
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,7]	4,890	4,903
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 2026[3,7]	5,000	5,002
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,7]	3,935	3,941
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[3,7]	5,844	5,780
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[3,7]	13,222	13,090
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 1.834% 2030[3,5,7]	1,000	1,001
Octagon Investment Partners XX, Ltd., Series 2019-4A, Class B, 2.023% 2031[3,5,7]	1,000	1,003
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,7]	3,712	3,728
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[3,7]	4,316	4,349
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class C, 2.97% 2027[3,7]	1,350	1,360
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class D, 4.94% 2027[3,7]	1,350	1,365
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,7]	3,166	3,171
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[3,7]	6,202	6,224
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[3,5,7]	12,328	12,433
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.519% 2029[3,5,7]	8,556	8,556
Palmer Square, Ltd., Series 2019-1A, Class A2, (3-month USD-LIBOR + 1.85%) 1.975% 2032[3,5,7]	2,000	2,001
PFS Financing Corp., Series 2021-B, Class B, 1.095% 2026[3,7]	7,000	6,968
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.336% 2051[3,5,7]	2,707	2,719
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 1.934% 2031[3,5,7]	1,265	1,265
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,7]	4,460	4,560
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,7]	8,130	8,530
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[7]	15,000	15,205
Shackleton CLO, Ltd., Series 2014-6RA, Class B, (3-month USD-LIBOR + 1.73%) 1.864% 2028[3,5,7]	750	751
American Funds Strategic Bond Fund — Page 16 of 26

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 1.729% 2031[3,5,7]	$2,000	$2,001
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31% 2053[3,7]	4,500	4,568
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,7]	4,984	4,984
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]	2,685	2,709
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,7]	3,233	3,283
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,7]	1,263	1,274
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[3,7]	4,542	4,637
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.884% 2031[3,5,7]	1,750	1,763
		355,317
Municipals 2.06% California 0.17%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,047
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,404
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,254
		16,705
Florida 0.31%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	15,243
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	15,085
		30,328
Illinois 0.42%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 5.182% 2021	2,495	2,511
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	55	66
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,645	3,209
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	962
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	2,307
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	19,120	18,535
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	121
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	682	720
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	6,385	6,751
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	13,690	5,034
		40,216
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,266
Ohio 0.54%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	49,345	51,858
Puerto Rico 0.27%
G.O. Public Improvement Bonds, Series 2001-A, 5.125% 2031[11]	130	124
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 3.90% 2017[11]	5,225	4,598
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021[11]	4,635	4,195
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 4.10% 2028[11]	1,810	1,593
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-A, 6.00% 2028[11]	340	326
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2033[11]	515	458
American Funds Strategic Bond Fund — Page 17 of 26

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2036[11]	$4,060	$3,603
G.O. Public Improvement Rev. Ref. Bonds, Series 2009-B, 5.875% 2036[11]	225	215
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2041[11]	12,930	11,346
G.O. Public Improvement Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998, 0% 2018[11]	130	117
		26,575
South Carolina 0.04%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,368
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,404
		3,772
Washington 0.30%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]	26,000	28,636
Total municipals		199,356
Federal agency bonds & notes 0.19%
Fannie Mae 0.875% 2030	19,166	18,097
Total bonds, notes & other debt instruments (cost: $8,745,674,000)		8,797,571
Common stocks 0.01% Consumer discretionary 0.01%	Shares
MYT Holding Co., Class B9,12	130,350	684
NMG Parent LLC[12]	1,149	158
		842
Total common stocks (cost: $1,012,000)		842
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	224,416	237
Total preferred securities (cost: $201,000)		237
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,12]	4,602	107
Total rights & warrants (cost: $28,000)		107
Short-term securities 14.06% Money market investments 13.08%
Capital Group Central Cash Fund 0.06%[13,14]	12,640,466	1,264,173
American Funds Strategic Bond Fund — Page 18 of 26

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Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.98%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egyptian Treasury 2/8/2022	11.638%	EGP816,000	$49,707
Egyptian Treasury 4/19/2022	11.527	750,000	44,642
			94,349
Total short-term securities (cost: $1,358,453,000)			1,358,522
Total investment securities 105.11% (cost: $10,105,368,000)			10,157,279
Other assets less liabilities (5.11)%			(494,089)
Net assets 100.00%			$9,663,190
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2021[16] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	29,289	December 2022	$7,322,250	$7,286,005	$1,931
90 Day Euro Dollar Futures	Long	22,335	September 2023	5,583,750	5,527,354	(8,525)
90 Day Euro Dollar Futures	Short	15,236	December 2023	(3,809,000)	(3,765,387)	6,626
90 Day Euro Dollar Futures	Short	11,374	December 2024	(2,843,500)	(2,797,862)	(762)
2 Year U.S. Treasury Note Futures	Long	18	December 2021	3,600	3,961	(2)
5 Year Euro-Bobl Futures	Short	5,706	December 2021	€(570,600)	(891,826)	5,910
5 Year U.S. Treasury Note Futures	Long	16,866	December 2021	$1,686,600	2,070,170	(11,849)
10 Year Euro-Bund Futures	Long	1,923	December 2021	€192,300	378,275	(6,329)
10 Year Italy Government Bond Futures	Short	1,405	December 2021	(140,500)	(247,296)	3,932
10 Year U.S. Treasury Note Futures	Long	7,563	December 2021	$756,300	995,362	(38)
10 Year Ultra U.S. Treasury Note Futures	Short	8,031	December 2021	(803,100)	(1,166,503)	21,588
10 Year UK Gilt Futures	Short	2,690	December 2021	£(269,000)	(453,607)	12,426
20 Year U.S. Treasury Bond Futures	Short	1,617	December 2021	$(161,700)	(257,457)	6,625
30 Year Euro-Buxl Futures	Long	1,101	December 2021	€110,100	259,329	(9,260)
30 Year Ultra U.S. Treasury Bond Futures	Short	7,318	December 2021	$(731,800)	(1,398,195)	60,848
						$83,121
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
EUR58,395	USD68,723	UBS AG	10/7/2021	$(1,072)
USD84,109	CAD106,525	BNP Paribas	10/12/2021	8
USD169,694	NZD238,000	Morgan Stanley	10/13/2021	5,403
USD88,552	MXN1,771,466	Morgan Stanley	10/13/2021	2,920
USD204,742	AUD279,200	Morgan Stanley	10/18/2021	2,878
USD111,642	EUR94,418	JPMorgan Chase	10/18/2021	2,235
USD5,483	GBP3,959	Morgan Stanley	10/18/2021	149
USD163,219	IDR2,340,400,000	Citibank	10/18/2021	122
USD3,788	SEK32,500	Bank of America	10/18/2021	75
USD4,433	SGD5,945	HSBC Bank	10/18/2021	55
JPY2,277,185	USD20,853	Goldman Sachs	10/18/2021	(389)
JPY16,851,900	USD153,856	Morgan Stanley	10/18/2021	(2,421)
American Funds Strategic Bond Fund — Page 19 of 26

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
COP441,134,100	USD115,551	Morgan Stanley	10/19/2021	$137
COP375,780,900	USD98,438	Citibank	10/19/2021	112
USD64,530	NOK557,925	Barclays Bank PLC	10/20/2021	717
USD124,423	PHP6,200,002	Citibank	10/21/2021	3,353
USD121,036	PHP6,028,798	HSBC Bank	10/21/2021	3,309
USD190,532	GBP140,400	Morgan Stanley	10/25/2021	1,351
USD97,543	GBP71,425	HSBC Bank	10/25/2021	1,302
USD13,358	CLP10,558,000	Goldman Sachs	10/25/2021	370
EUR4,659	MXN110,000	JPMorgan Chase	10/25/2021	91
USD9,742	INR720,000	BNP Paribas	10/25/2021	76
JPY1,831,000	EUR14,228	HSBC Bank	10/25/2021	(35)
USD191,425	CNH1,245,200	Citibank	10/25/2021	(1,291)
JPY15,622,420	USD142,554	Morgan Stanley	10/25/2021	(2,160)
JPY15,622,420	USD142,556	JPMorgan Chase	10/25/2021	(2,162)
USD61,743	ZAR906,875	Goldman Sachs	10/27/2021	1,745
USD22,047	BRL117,230	Citibank	10/28/2021	616
RUB8,750,000	USD119,588	Citibank	10/28/2021	120
USD7,892	KRW9,269,600	BNP Paribas	11/5/2021	70
				$17,684
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$228,977	$4,598	$—	$4,598
2.10125%	U.S. EFFR	1/12/2023	36,000	921	—	921
2.045%	3-month USD-LIBOR	3/24/2023	53,800	1,427	—	1,427
2.55%	U.S. EFFR	4/26/2023	50,000	1,878	—	1,878
2.5815%	U.S. EFFR	5/25/2023	96,000	3,812	—	3,812
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	899	—	899
1.56%	3-month USD-LIBOR	7/6/2023	40,500	887	—	887
1.615%	3-month USD-LIBOR	8/18/2023	73,000	1,742	—	1,742
1.2475%	3-month NZD-BBR-FRA	8/20/2023	NZ$129,461	(207)	—	(207)
1.234974%	3-month NZD-BBR-FRA	8/20/2023	1,103,232	(1,942)	—	(1,942)
1.2375%	3-month NZD-BBR-FRA	8/26/2023	406,601	(766)	—	(766)
1.264%	3-month NZD-BBR-FRA	8/27/2023	1,016,363	(1,554)	—	(1,554)
1.26%	3-month NZD-BBR-FRA	8/30/2023	167,647	(267)	—	(267)
1.28%	3-month NZD-BBR-FRA	8/31/2023	167,647	(225)	—	(225)
1.3%	3-month NZD-BBR-FRA	9/3/2023	184,049	(212)	—	(212)
3-month USD-LIBOR	3.09009%	10/31/2023	$58,020	(3,251)	—	(3,251)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	1,986	—	1,986
0.204%	U.S. EFFR	2/26/2024	988,000	(3,826)	—	(3,826)
0.2405%	U.S. EFFR	3/1/2024	466,800	(1,428)	—	(1,428)
U.S. EFFR	0.11%	5/18/2024	587,300	3,951	—	3,951
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,051,500	(993)	—	(993)
3-month USD-LIBOR	1.867%	7/11/2025	$84,400	(2,107)	—	(2,107)
(0.445)%	6-month EURIBOR	12/3/2025	€448,100	(4,227)	—	(4,227)
American Funds Strategic Bond Fund — Page 20 of 26

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
(0.452)%	6-month EURIBOR	12/3/2025	€448,100	$(4,380)	$—	$(4,380)
3-month SEK-STIBOR	0.154%	2/5/2026	SKr958,800	1,293	—	1,293
3-month SEK-STIBOR	0.159%	2/8/2026	961,800	1,284	—	1,284
3-month SEK-STIBOR	0.1625%	2/8/2026	957,200	1,261	—	1,261
3-month SEK-STIBOR	0.175%	2/9/2026	1,501,900	1,887	—	1,887
3-month SEK-STIBOR	0.179%	2/9/2026	750,800	928	—	928
3-month SEK-STIBOR	0.185%	2/11/2026	753,100	913	—	913
3-month SEK-STIBOR	0.189%	2/11/2026	753,100	898	—	898
5.39%	28-day MXN-TIIE	3/6/2026	MXN390,000	(1,183)	—	(1,183)
5.395%	28-day MXN-TIIE	3/6/2026	1,310,000	(3,961)	—	(3,961)
5.43%	28-day MXN-TIIE	3/10/2026	660,000	(1,958)	—	(1,958)
5.455%	28-day MXN-TIIE	3/11/2026	255,000	(745)	—	(745)
5.4167%	28-day MXN-TIIE	3/11/2026	780,000	(2,335)	—	(2,335)
5.55%	28-day MXN-TIIE	3/12/2026	250,000	(686)	—	(686)
5.5%	28-day MXN-TIIE	3/12/2026	330,000	(937)	—	(937)
5.6275%	28-day MXN-TIIE	3/12/2026	505,000	(1,312)	—	(1,312)
5.63%	28-day MXN-TIIE	3/13/2026	256,000	(664)	—	(664)
5.62%	28-day MXN-TIIE	3/13/2026	385,000	(1,006)	—	(1,006)
5.6412%	28-day MXN-TIIE	3/13/2026	579,000	(1,490)	—	(1,490)
6.2%	28-day MXN-TIIE	3/19/2026	283,000	(431)	—	(431)
6.17%	28-day MXN-TIIE	3/19/2026	286,000	(452)	—	(452)
6.105%	28-day MXN-TIIE	3/19/2026	274,000	(467)	—	(467)
6.08%	28-day MXN-TIIE	3/19/2026	292,000	(512)	—	(512)
6.05%	28-day MXN-TIIE	3/19/2026	286,500	(518)	—	(518)
6.03%	28-day MXN-TIIE	3/19/2026	1,305,000	(2,410)	—	(2,410)
6.08%	28-day MXN-TIIE	3/20/2026	282,500	(495)	—	(495)
6.35%	28-day MXN-TIIE	6/12/2026	431,000	(585)	—	(585)
6.3967%	28-day MXN-TIIE	6/15/2026	438,000	(555)	—	(555)
6.435%	28-day MXN-TIIE	6/15/2026	585,000	(697)	—	(697)
6.42%	28-day MXN-TIIE	6/15/2026	868,000	(1,060)	—	(1,060)
6.49%	28-day MXN-TIIE	6/16/2026	289,000	(313)	—	(313)
6.5375%	28-day MXN-TIIE	6/17/2026	217,000	(215)	—	(215)
6.5%	28-day MXN-TIIE	6/17/2026	210,300	(224)	—	(224)
6.47%	28-day MXN-TIIE	6/17/2026	214,800	(242)	—	(242)
6.55%	28-day MXN-TIIE	6/17/2026	657,000	(634)	—	(634)
6.55%	28-day MXN-TIIE	6/18/2026	212,600	(206)	—	(206)
6.5%	28-day MXN-TIIE	6/18/2026	420,500	(448)	—	(448)
6.71%	28-day MXN-TIIE	6/19/2026	286,200	(186)	—	(186)
6.65%	28-day MXN-TIIE	6/19/2026	286,200	(220)	—	(220)
6.715%	28-day MXN-TIIE	6/19/2026	427,800	(274)	—	(274)
6.69%	28-day MXN-TIIE	6/19/2026	572,500	(395)	—	(395)
6.59%	28-day MXN-TIIE	6/25/2026	139,200	(125)	—	(125)
6.58%	28-day MXN-TIIE	6/25/2026	149,500	(137)	—	(137)
6.585%	28-day MXN-TIIE	6/25/2026	182,900	(166)	—	(166)
6.64%	28-day MXN-TIIE	6/25/2026	224,900	(179)	—	(179)
6.633%	28-day MXN-TIIE	6/25/2026	620,300	(502)	—	(502)
6.6175%	28-day MXN-TIIE	6/25/2026	596,500	(502)	—	(502)
6.63%	28-day MXN-TIIE	6/26/2026	635,800	(519)	—	(519)
7.135%	28-day MXN-TIIE	9/25/2026	736,700	99	—	99
7.1%	28-day MXN-TIIE	9/25/2026	1,031,300	64	—	64
American Funds Strategic Bond Fund — Page 21 of 26

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
TONAR	(0.01246731)%	10/1/2026	¥1,442,100	$(5)	$(4)	$(1)
2.91%	3-month USD-LIBOR	2/1/2028	$19,100	1,265	—	1,265
2.908%	3-month USD-LIBOR	2/1/2028	19,100	1,263	—	1,263
2.925%	3-month USD-LIBOR	2/1/2028	15,300	1,024	—	1,024
2.92%	3-month USD-LIBOR	2/2/2028	14,500	967	—	967
3-month USD-LIBOR	1.1655%	3/4/2028	199,000	1,282	—	1,282
U.S. EFFR	2.438%	1/11/2029	44,000	(4,094)	—	(4,094)
28-day MXN-TIIE	6.95%	3/22/2030	MXN636,500	823	—	823
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	(482)	—	(482)
U.S. EFFR	0.666%	11/19/2030	153,800	8,057	—	8,057
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(881)	—	(881)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(464)	—	(464)
3-month USD-LIBOR	1.89%	7/6/2031	8,700	(288)	—	(288)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(477)	—	(477)
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(1,034)	—	(1,034)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(668)	—	(668)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(805)	—	(805)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(813)	—	(813)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(632)	—	(632)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	8,541	—	8,541
U.S. EFFR	0.6193%	4/6/2050	12,600	2,829	—	2,829
U.S. EFFR	0.60602%	4/6/2050	5,800	1,320	—	1,320
U.S. EFFR	0.616917%	4/6/2050	5,200	1,170	—	1,170
6-month EURIBOR	0.0897%	6/4/2050	€16,100	2,147	—	2,147
6-month EURIBOR	0.006%	12/3/2050	74,200	11,986	—	11,986
6-month EURIBOR	0.0175%	12/3/2050	74,200	11,709	—	11,709
6-month EURIBOR	0.068%	1/15/2051	39,980	5,664	—	5,664
					$(4)	$24,805
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$237,772	$(21,672)	$(23,199)	$1,527
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	983,491	(90,421)	(91,705)	1,284
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	2,076,940	(49,161)	(49,688)	527
ITRAX.EUR.IG.36	1.00%/Quarterly	12/20/2026	1,000	(31)	(30)	(1)
					$(164,622)	$3,337
American Funds Strategic Bond Fund — Page 22 of 26

unaudited
Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 13.08%
Money market investments 13.08%
Capital Group Central Cash Fund 0.06%[13]	$551,579	$6,156,162	$5,443,572	$(41)	$45	$1,264,173	$383
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $240,505,000, which represented 2.49% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,139,460,000, which represented 22.14% of the net assets of the fund.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,783,000, which represented .42% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $65,673,000, which represented .68% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2021.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Strategic Bond Fund — Page 23 of 26

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $23,436,504,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,414,081,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $7,364,423,000 and $1,421,362,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Strategic Bond Fund — Page 24 of 26

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,506,825	$—	$3,506,825
Corporate bonds, notes & loans	—	2,800,206	—	2,800,206
Bonds & notes of governments & government agencies outside the U.S.	—	997,337	—	997,337
Mortgage-backed obligations	—	855,551	64,882	920,433
Asset-backed obligations	—	355,317	—	355,317
Municipals	—	199,356	—	199,356
Federal agency bonds & notes	—	18,097	—	18,097
Common stocks	25	817	—	842
Preferred securities	—	237	—	237
Rights & warrants	—	107	—	107
Short-term securities	1,264,173	94,349	—	1,358,522
Total	$1,264,198	$8,828,199	$64,882	$10,157,279
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$119,886	$—	$—	$119,886
Unrealized appreciation on open forward currency contracts	—	27,214	—	27,214
Unrealized appreciation on interest rate swaps	—	90,775	—	90,775
Unrealized appreciation on credit default swaps	—	3,338	—	3,338
Liabilities:
Unrealized depreciation on futures contracts	(36,765)	—	—	(36,765)
Unrealized depreciation on open forward currency contracts	—	(9,530)	—	(9,530)
Unrealized depreciation on interest rate swaps	—	(65,970)	—	(65,970)
Unrealized depreciation on credit default swaps	—	(1)	—	(1)
Total	$83,121	$45,826	$—	$128,947
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Strategic Bond Fund — Page 25 of 26

unaudited
Key to abbreviations and symbols
AUD = Australian dollars	IDR = Indonesian rupiah
Auth. = Authority	INR = Indian rupees
BBR = Bank Base Rate	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
CLP = Chilean pesos	NOK = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
Dev. = Development	PHP = Philippine pesos
Econ. = Economic	Ref. = Refunding
EFFR = Effective Federal Funds Rate	Rev. = Revenue
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SGD = Singapore dollars
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	STIBOR = Stockholm Interbank Offered Rate
FRA = Forward Rate Agreement	TBA = To-be-announced
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TONAR = Tokyo Overnight Average Rate
GHS = Ghanaian cedi	USD/$ = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
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